Shareholders Information (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of shareholders information [Line Items]
Number of shares	641,964,077	641,964,077	641,964,077
Percentage of ownership	100.00%
Government of the Republic of Korea [Member]
Disclosure of shareholders information [Line Items]
Number of shares	116,841,794
Percentage of ownership	18.20%
Korea Development Bank [Member]
Disclosure of shareholders information [Line Items]
Number of shares	211,235,264
Percentage of ownership	32.90%
Foreign investors [Member]
Disclosure of shareholders information [Line Items]
Number of shares	194,050,746
Percentage of ownership	30.23%
Other Shareholders [Member]
Disclosure of shareholders information [Line Items]
Number of shares	119,836,273
Percentage of ownership	18.67%